LOANS RECEIVABLE Q - Schedule of Outstanding Loans Receivable to be Repaid (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
2025	$ 479,271
2026	50,911
2027	1,088
2028	2,938
2029	1,188
2030	300
Loans receivable, current and non-current	$ 535,696	$ 476,620